UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2021

                            Scudder Securities Trust
                            ------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period:  2/28/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Health Care Fund
Investment Portfolio as of February 28, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------

                                                                 Shares               Value ($)
                                                            -----------------------------------

Common Stocks 97.7%
Health Care 97.7%
Biotechnology 23.0%
Actelion Ltd.*                                                   15,000              1,664,618
Amgen, Inc.*                                                    156,000              9,611,160
Amylin Pharmaceuticals, Inc.* (c)                               135,300              2,898,126
Biogen Idec, Inc.*                                               42,995              1,661,757
Celgene Corp.*                                                   80,700              2,209,162
Discovery Laboratories, Inc.* (c)                               150,900                885,783
DOV Pharmaceutical, Inc.*                                       106,000              1,592,120
Encysive Pharmaceuticals, Inc.*                                  60,500                666,710
Eyetech Pharmaceuticals, Inc.*                                   32,200              1,067,108
Gen-Probe, Inc.*                                                 46,200              2,352,042
Genentech, Inc.*                                                 70,000              3,304,000
Genzyme Corp.*                                                   93,600              5,250,024
Gilead Sciences, Inc.*                                          156,900              5,420,895
GPC Biotech AG (ADR)* (c)                                       113,046              1,463,946
Incyte Corp.*                                                    55,700                486,261
Keryx Biopharmaceuticals, Inc.*                                  38,200                496,600
MedImmune, Inc.*                                                 39,400                948,752
MGI Pharma, Inc.*                                               132,800              3,041,120
Millennium Pharmaceuticals, Inc.*                               105,000                903,000
Myogen, Inc.* (c)                                                45,000                376,200
OSI Pharmaceuticals, Inc.*                                       22,500              1,229,175
Pharmion Corp.*                                                  36,900              1,247,220
Rigel Pharmaceuticals, Inc.*                                    103,900              1,936,696
Serologicals Corp.*                                              51,000              1,232,670
Telik, Inc.*                                                     73,600              1,389,568
                                                                                  ------------
                                                                                    53,334,713

Health Care Services 20.3%
Aetna, Inc.                                                      33,200              4,847,864
Allscripts Healthcare Solutions, Inc.*                          184,100              2,466,940
AMERIGROUP Corp.*                                                40,800              1,626,288
Caremark Rx, Inc.*                                              181,100              6,932,508
Covance, Inc.*                                                   50,700              2,216,097
DaVita, Inc.*                                                    34,600              1,461,504
Fresenius Medical Care AG                                        21,500              1,925,458
Humana, Inc.*                                                    74,100              2,465,307
Medco Health Solutions, Inc.*                                    31,326              1,391,501
PacifiCare Health Systems, Inc.*                                 39,500              2,507,460
PSS World Medical, Inc.*                                        116,900              1,421,504
United Surgical Partners International, Inc.*                    17,700                726,762
UnitedHealth Group, Inc.                                        100,760              9,185,282
WellPoint, Inc.*                                                 64,800              7,909,488
                                                                                  ------------
                                                                                    47,083,963

Hospital Management 4.0%
Community Health Systems, Inc.* (c)                             122,500              3,965,325
Kindred Healthcare, Inc.*                                       104,100              3,404,070
Manor Care, Inc.                                                 56,800              1,935,176
                                                                                  ------------
                                                                                     9,304,571

Life Sciences Equipment 3.1%
Charles River Laboratories International, Inc.*                  85,800              3,955,380
Invitrogen Corp.*                                                20,800              1,455,168
PerkinElmer, Inc.                                                80,200              1,778,836
                                                                                  ------------
                                                                                     7,189,384

Medical Supply & Specialty 18.0%
Advanced Medical Optics, Inc.* (c)                               31,900              1,210,605
Beckman Coulter, Inc.                                            25,100              1,768,295
Biomet, Inc.                                                     61,500              2,596,530
C.R. Bard, Inc.                                                  37,900              2,520,350
Cooper Companies, Inc.                                           26,100              2,149,335
Cytyc Corp.*                                                     94,700              2,159,160
Eclipsys Corp.*                                                 102,700              1,581,580
Elekta AB "B"*                                                   80,900              2,678,658
Fisher Scientific International, Inc.*                           71,100              4,312,215
I-Flow Corp.*                                                    60,900              1,039,563
Kyphon, Inc.*                                                    64,300              1,580,494
Medtronic, Inc.                                                  64,500              3,361,740
Nobel Biocare Holding AG                                         17,650              3,843,421
Smith & Nephew PLC                                              200,812              2,060,261
St. Jude Medical, Inc.*                                          62,700              2,451,570
Stryker Corp.                                                    48,800              2,423,408
Varian Medical Systems, Inc.*                                    23,500                844,355
Zimmer Holdings, Inc.*                                           38,300              3,289,970
                                                                                  ------------
                                                                                    41,871,510

Pharmaceuticals 29.3%
Abbott Laboratories                                             156,600              7,202,034
Allergan, Inc.                                                   15,900              1,195,362
AstraZeneca PLC                                                  60,597              2,403,114
Barrier Therapeutics, Inc.*                                      75,400              1,299,142
Elan Corp. PLC (ADR)*                                           174,400              1,395,200
Eli Lilly & Co.                                                  38,300              2,144,800
Eon Labs, Inc.*                                                  24,200                734,712
IVAX Corp.*                                                     126,425              2,021,536
Johnson & Johnson                                                56,200              3,686,720
Medicis Pharmaceutical Corp. "A"                                 40,400              1,395,416
Novartis AG (Registered) (c)                                    139,362              6,989,119
Pfizer, Inc.                                                    162,450              4,270,810
Roche Holding AG (c)                                             44,485              4,685,570
Sanofi-Aventis                                                   48,300              3,862,921
Schering-Plough Corp.                                           316,300              5,993,885
Sepracor, Inc.*                                                  25,800              1,663,326
Shire Pharmaceuticals Group PLC (ADR)                            36,100              1,214,765
Teva Pharmaceutical Industries Ltd. (ADR)                        59,700              1,797,567
Valeant Pharmaceuticals International                            83,600              2,027,300
Watson Pharmaceuticals, Inc.*                                    40,800              1,294,992
Wyeth                                                           185,000              7,551,700
Yamanouchi Pharmaceutical Co., Ltd.                              87,000              3,093,251
                                                                                  ------------
                                                                                    67,923,242


Total Common Stocks (Cost $180,770,508)                                            226,707,383
                                                                                  ------------
Securities Lending Collateral 8.8%
Daily Assets Fund Institutional, 2.57% (b)(d)
(Cost $20,414,222)                                           20,414,222             20,414,222
                                                                                  ------------
Cash Equivalents 2.0%
Scudder Cash Management QP Trust, 2.49% (a)
(Cost $4,672,273)                                             4,672,273              4,672,273
                                                                                  ------------

                                                                   % of
                                                                 Net Assets         Value ($)
                                                                 ----------         ---------

Total Investment Portfolio  (Cost $205,857,003)                   108.5            251,793,878
Other Assets and Liabilities, Net                                  -8.5            -19,691,055
                                                                                  ------------
Net Assets                                                        100.0            232,102,823
                                                                                  ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2005 amounted to $19,617,046, which is 8.5% of net assets.

(d) Represents collateral held in connection with securities lending.

ADR: American Depositary Receipt

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Health Care Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Health Care Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005


By:                                 /s/Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               April 22, 2005